Equity (Details) - Schedule of Share Capital - Common Shares [Member] shares in Thousands	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ILS (₪) shares
Schedule of Share Capital [Abstract]
Number of shares, Authorized	200,000	200,000	200,000	200,000
Number of shares, Issued and paid	27,989	27,989	24,661	24,661
Amount, Authorized (in New Shekels) | ₪
Amount, Issued and paid (in Dollars) | $